Financial Instruments - Schedule of Loans and Other Receivables Carried at Amortized Cost (Details) - USD ($) $ in Millions	Dec. 31, 2025	Mar. 31, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for current expected credit losses	$ (3)	$ (20)
Loans and other receivables carried at amortized cost, net	20	18
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	13	27
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 10	$ 11